Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of cash flow statement [Abstract]
Reconciliation of liabilities arising from financing activities
The changes in liabilities to cash flows arising from financing activities are as follows:

(Unit： In millions)	Loans	Promissory note- related party	Lease liabilities	Total
As of March 31, 2023	¥—	¥—	¥350	¥350
Proceeds from short-term loans	1,200	—	—	1,200
Repayments of short-term loans	(1,200)	—	—	(1,200)
Repayments of lease obligations	0	—	(327)	(327)
Total changes from financing cash flows	—	—	(327)	(327)
Modification of lease term	—	—	(81)	(81)
New lease contracts	—	—	1,719	1,719
Interest expenses	—	—	5	5
Interest expenses paid	—	—	(5)	(5)
Total liability-related other changes	—	—	1,638	1,638
As of March 31, 2024	—	—	1,661	1,661
Proceeds from short-term loans	1,800	—	—	1,800
Repayments of short-term loans	(1,800)	—	—	(1,800)
Repayments of lease obligations	—	—	(463)	(463)
Proceeds from loans from related party	8,508	—	—	8,508
Repayments of loans from related party	(7,759)	(128)	—	(7,887)
Total changes from financing cash flows	749	(128)	(463)	158
Modification of lease term	—	—	79	79
Increase by business combination	2	128	—	130
Interest expense	21	—	10	31
Interest paid	(21)	—	(10)	(31)
Total liability-related other changes	2	128	79	209
As of March 31, 2025	751	—	1,277	2,028
Proceeds from short-term loans	3,000	—	—	3,000
Repayments of short-term loans	(3,041)	—	—	(3,041)
Repayments of lease obligations	—	—	(378)	(378)
Proceeds from loans from related party	19,376	—	—	19,376
Repayments of loans from related party	(17,758)	—	—	(17,758)
Total changes from financing cash flows	1,577	—	(378)	1,200
Increase by business combination	264	—	11	275
Interest expense	153	—	8	161
Interest paid	(145)	—	(8)	(153)
Foreign currency translation	166	—	—	166
Total liability-related other changes	438	—	11	449
As of March 31, 2026	¥2,767	¥—	¥910	¥3,677